Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Summary of Net Lease Cost and Other Supplemental Lease Information
The following table presents net lease cost and other supplemental lease information:

	For the three months ended March 31,
	2024	2023
Lease cost:
Operating lease cost	$50,423	$50,423
Short-term lease cost	—	—

Net lease cost	$50,423	$52,446

Cash paid for operating lease liabilities	$34,839	$31,413

The following table presents net lease cost and other supplemental lease information:

	December 31,
	2023	2022
Lease cost:
Operating lease cost	$27,675	$201,400
Short term lease cost	—	—

Net lease cost	27,675	2,022

Cash paid for operating lease liabilities	$(109,379)	$(204,930)

Schedule of Estimated Future Minimum Lease Payments, Excluding Non-Lease Components
The estimated future minimum lease payments, excluding

non-lease

components, for the remainder of 2024 and future years are as follows:

Fiscal Year	Operating Leases
2024 (remainder)	$153,698
2025	204,930
2026	204,930
2027	204,930
2028	204,930

Total future minimum annual lease payments	973,418
Less: Imputed interest	(160,416)

Present value of lease liabilities	$813,002

As of December 31, 2023, the estimated future minimum lease payments, excluding non-lease
components, are as follows:

Operating
Fiscal Year	Leases
2024	$204,930
2025	204,930
2026	204,930
2027	204,930
2028	204,930

Total future minimum annual lease payments	1,024,650
Less: Imputed interest	(176,799)

Present value of lease liabilities	$847,851